Income Taxes	9 Months Ended
Sep. 30, 2015
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The Partnership is not subject to federal and state income taxes as a result of its limited partner structure. For federal and state income tax purposes, all income, expenses, gains, losses and tax credits generated by the Partnership flow through to the unitholders. As such, the Partnership does not record a provision for income taxes in the current period. Prior to the IPO, the Partnership’s income was included as part of Rice Energy’s consolidated federal tax return. The Partnership did not report any income tax benefit or expense for periods prior to January 29, 2014, which was the date of Rice Energy’s initial public offering, because Rice Energy’s accounting predecessor was a limited liability company that was not subject to federal income tax. For the period beginning January 29, 2014 and ending December 21, 2014, Rice Energy allocated an income tax benefit to the Predecessor.
Prior to the acquisition of the Water Assets, the operations of the Water Assets were subject to income taxes and were included as part of Rice Energy’s consolidated federal tax return. Accordingly, the income tax effects associated with the operations of the Water Assets continued to be subject to income taxes until the Water Assets were acquired by the Partnership. Due to the Partnership’s status for U.S. federal and state income tax purposes, net current and deferred income tax liabilities of the Water Assets will be eliminated through equity for periods following the effective date of their acquisition by the Partnership on November 1, 2015. Tax expense of $1.8 million and $5.8 million for the three and nine months ended September 30, 2015, respectively, is recorded in the combined financial statements, resulting in an effective tax rate of approximately 11.91% and 12.66%, for the three and nine months ended September 30, 2015, respectively. A tax benefit of $2.6 million and $10.0 million was recorded in the combined financial statements for the three and nine months ended September 30, 2014, respectively, resulting in an effective tax rate of approximately 20.62% and 27.45% for the three and nine months ended September 30, 2014, respectively.